Other Income	12 Months Ended
Dec. 31, 2025
Disclosure of Other Operating Income [Abstract]
Other Income
22.	Other Income
This caption includes the following:

In thousands of soles	2025	2024	2023
Income for parking (a)	10,877	5,087	3,807
Indemnification for claims	2,389	1,480	800
Investment property rentals	17,353	16,406	15,759
Increase in fair value of investment property	106	161	116
Receivable recoveries (b)	1,091	7,043	8,893
Other income for derecognition of other accounts payables to former shareholders (d)	—	46,613	—
Other income for reversal of contingent consideration	—	—	4,095
Gain on sale of property, furniture and equipment	1,900	118	4,307
Debt forgiveness and donations received	—	—	12
Others (c)	9,448	10,678	12,324

	43,164	87,586	50,113

(a)	Corresponds to the administration, parking and valet parking services provided by the clinics. Income for parking is recognized once the service has been rendered.
(b)	Mainly corresponds to recoveries of receivables that were expected as uncollectable at the acquisition date of Oncomedica S.A.S.
(c)	Mainly corresponds to income from food services (cafeteria), income from teaching services and other miscellaneous income of the Mexican Component.
(d)
This caption includes S/ 46,613 thousand for the derecognition of a portion of other account payables to former shareholders of Hospital y Clínica OCA, S.A. de C.V. (OCA). This other account payable corresponds to the Holdback at the acquisition of OCA to compensate to Group for any subsequent indemnification (note 17).

On April 2025, the Group canceled the accounts payable to former shareholders from Hospital y Clínica OCA.
The movement of account payables to former shareholders is the following:

In thousands of soles	Note	2025	2024	2023
Balances as of January 1,		31,921	85,265	90,134
Interest expense		1,251	4,896	4,290
Payments		(21,145)	(30,011)	(1,368)
Reversal		—	(46,613)
Hospital y Clínica OCA’s purchase price adjustment (*)		—	—	(8,193)
Transfer from Contingent consideration	17(d)	—	17,178
Acquired through business combination		—	—	1,347
Exchange difference		943	1,206	(945)

Balances as of December 31		12,970	31,921	85,265

(*)
In June 2023, the Group adjusted the purchase price of the acquisition of Hospital y Clínica OCA performed in October 2022 in accordance with the acquisition Share Purchase Agreement for S/ 8,193 thousand.